Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Assets:
Cash and cash equivalents	$ 9,425,699	$ 4,155,444	$ 2,730,105	$ 4,329,496	$ 687,739
Inventory	49,534	43,544	43,544		30,521
Prepaid expenses	125,714	54,818	59,461	59,812	19,000
Deposits	688,651
Total current assets	10,289,598	4,253,806	2,833,110	4,389,308	737,260
Property and equipment, net	688,162	206,985	182,910	81,641	65,512
Intangibles, net	117,854	71,233	60,649	31,077	26,966
Other assets	10,715	10,715	10,715	10,715	2,715
Total Assets	11,106,329	4,542,739	3,087,384	4,512,741	832,453
Current Liabilities:
Accounts payable and accrued expenses	1,271,794	543,646	367,290	122,514	58,439
Deferred revenue	30,500
Convertible notes payable					655,000
Total current liabilities	1,302,294	543,646	367,290	122,514	713,439
Long-term Liabilities:
Derivative liabilities		1,322,729	313,709	205,144
Total Liabilities	1,302,294	1,866,375	680,999	327,658	713,439
Commitments and contingencies
Stockholders' Equity
Preferred Stock, par value $0.001: 5,000,000 shares authorized; none issued and outstanding, Preferred Stock, par value $0.001: 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 45,000,000 shares authorized; 18,105,349 and 15,375,981 shares issued and outstanding at March 31, 2017 and June 30, 2016, respectively, Common stock, $0.001 par value; 300,000,000 shares authorized; 15,375,981, 12,469,084, 13,615,440 and 5,493,200 shares issued and outstanding at June 30, 2016, June 30, 2015, March 31, 2016 and March 31, 2015, respectively	18,105	15,376	13,615	12,469	5,493
Additional paid in capital	23,993,581	9,335,801	6,549,946	5,441,260	559,870
Accumulated deficit	(14,207,651)	(6,674,813)	(4,157,176)	(1,268,646)	(446,349)
Total Stockholders' Equity	9,804,035	2,676,364	2,406,385	4,185,083	119,014
Total Liabilities and Stockholders' Equity	$ 11,106,329	$ 4,542,739	$ 3,087,384	$ 4,512,741	$ 832,453